T. ROWE PRICE U.S. EQUITY RESEARCH FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 11.3%
Diversified Telecommunication Services 1.5%
AT&T	384,635	14,555
Verizon Communications	179,671	10,845
		25,400
Entertainment 1.8%
Activision Blizzard	69,593	3,683
Electronic Arts (1)	53,405	5,224
Netflix (1)	39,353	10,532
Walt Disney	80,325	10,468
		29,907
Interactive Media & Services 5.7%
Alphabet, Class A (1)	16,710	20,405
Alphabet, Class C (1)	29,620	36,107
Facebook, Class A (1)	204,394	36,398
		92,910
Media 2.2%
Altice USA, Class A (1)	46,850	1,344
Charter Communications, Class A (1)	11,896	4,902
Comcast, Class A	496,451	22,380
DISH Network, Class A (1)	13,145	448
Liberty Broadband, Class C (1)	60,812	6,365
		35,439
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	17,227	1,357
		1,357
Total Communication Services		185,013
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.6%
Aptiv	50,450	4,411
Garrett Motion (1)	7,330	73

First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Magna International	90,855	4,845
		9,329
Automobiles 0.3%
Ferrari	30,514	4,702
		4,702
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants	14,249	1,684
Hilton Worldwide Holdings	35,259	3,283
Marriott International, Class A	30,044	3,737
McDonald's	68,661	14,742
MGM Resorts International	96,819	2,684
Restaurant Brands International	51,265	3,647
Royal Caribbean Cruises	17,378	1,882
Starbucks	41,503	3,670
Wynn Resorts	15,616	1,698
Yum! Brands	32,168	3,649
		40,676
Household Durables 0.2%
NVR (1)	684	2,543
		2,543
Internet & Direct Marketing Retail 3.9%
Amazon. com (1)	31,175	54,117
Booking Holdings (1)	4,888	9,593
		63,710
Multiline Retail 0.4%
Dollar General	28,744	4,569
Dollar Tree (1)	19,362	2,210
		6,779
Specialty Retail 2.4%
AutoZone (1)	2,463	2,671
Burlington Stores (1)	8,662	1,731
Home Depot	63,773	14,797
Lowe's	40,111	4,410
O'Reilly Automotive (1)	12,612	5,026

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Ross Stores	57,869	6,357
TJX	66,822	3,725
Ulta Beauty (1)	5,630	1,411
		40,128
Textiles, Apparel & Luxury Goods 1.0%
Kontoor Brands	4,147	146
NIKE, Class B	119,334	11,208
Tapestry	68,000	1,771
VF	36,043	3,207
		16,332
Total Consumer Discretionary		184,199
CONSUMER STAPLES 7.0%
Beverages 1.9%
Coca-Cola	154,912	8,433
Keurig Dr Pepper	85,140	2,326
Monster Beverage (1)	61,934	3,596
PepsiCo	122,579	16,806
		31,161
Food & Staples Retailing 1.0%
Costco Wholesale	31,165	8,979
Walmart	60,841	7,221
		16,200
Food Products 1.5%
Bunge	18,358	1,039
Campbell Soup	52,911	2,483
Conagra Brands	224,459	6,886
Corteva	15,814	443
Mondelez International, Class A	160,297	8,868
Tyson Foods, Class A	47,462	4,088
		23,807
Household Products 1.5%
Kimberly-Clark	39,718	5,642
Procter & Gamble	158,953	19,770
		25,412

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Tobacco 1.1%
Altria Group	136,031	5,563
Philip Morris International	162,093	12,308
		17,871
Total Consumer Staples		114,451
ENERGY 3.9%

Energy Equipment & Services 0.3%
Halliburton	197,519	3,723
Schlumberger	55,733	1,905
		5,628
Oil, Gas & Consumable Fuels 3.6%
BP, ADR	41,714	1,585
Cabot Oil & Gas	46,943	825
Chevron	47,092	5,585
Concho Resources	48,465	3,291
ConocoPhillips	59,036	3,364
EOG Resources	32,395	2,404
Exxon Mobil	245,219	17,315
Hess	29,161	1,764
Marathon Petroleum	69,604	4,228
Occidental Petroleum	116,447	5,178
Pioneer Natural Resources	15,978	2,010
Targa Resources	35,305	1,418
TC Energy	82,278	4,261
TOTAL, ADR	92,908	4,831
		58,059
Total Energy		63,687
FINANCIALS 13.0%
Banks 5.5%
Bank of America	264,219	7,707
Citigroup	250,745	17,322
Fifth Third Bancorp	310,852	8,511
First Republic Bank	41,645	4,027
JPMorgan Chase	235,714	27,741

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

KeyCorp	29,370	524
PNC Financial Services Group	23,238	3,257
U. S. Bancorp	15,776	873
Wells Fargo	413,554	20,860
		90,822
Capital Markets 2.6%
Ameriprise Financial	11,329	1,666
Cboe Global Markets	37,045	4,257
Charles Schwab	155,548	6,507
CME Group	14,593	3,084
E*TRADE Financial	29,600	1,293
Intercontinental Exchange	84,128	7,762
KKR, Class A	58,652	1,575
Morgan Stanley	115,843	4,943
Raymond James Financial	26,433	2,180
S&P Global	8,998	2,204
State Street	35,555	2,105
TD Ameritrade Holding	92,699	4,329
		41,905
Consumer Finance 0.5%
Ally Financial	79,979	2,652
Capital One Financial	33,240	3,024
Synchrony Financial	80,917	2,759
		8,435
Diversified Financial Services 1.7%
AXA Equitable Holdings	194,793	4,317
Berkshire Hathaway, Class B (1)	96,131	19,997
Voya Financial	60,638	3,301
		27,615
Insurance 2.7%
American International Group	187,299	10,433
Chubb	68,789	11,105
Fidelity National Financial	22,042	979
Marsh & McLennan	51,893	5,192
MetLife	122,530	5,778
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Progressive	40,882	3,158
Willis Towers Watson	36,461	7,036
		43,681
Total Financials		212,458
HEALTH CARE 12.9%

Biotechnology 2.4%
AbbVie	189,325	14,336
Alexion Pharmaceuticals (1)	24,952	2,444
Amgen	43,231	8,365
Biogen (1)	11,606	2,702
BioMarin Pharmaceutical (1)	10,360	698
Gilead Sciences	56,342	3,571
Incyte (1)	10,187	756
Regeneron Pharmaceuticals (1)	1,933	536
Vertex Pharmaceuticals (1)	34,221	5,798
		39,206
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	53,891	4,509
Becton Dickinson & Company	48,178	12,187
Cooper	3,177	943
Danaher	24,497	3,538
Hologic (1)	54,843	2,769
Intuitive Surgical (1)	20,906	11,288
Medtronic	44,344	4,817
Stryker	37,114	8,028
		48,079
Health Care Providers & Services 2.6%
AmerisourceBergen	6,191	510
Anthem	20,761	4,985
Centene (1)	71,311	3,085
Cigna	58,611	8,896
CVS Health	104,031	6,561
HCA Healthcare	34,211	4,120
McKesson	18,597	2,541
UnitedHealth Group	49,658	10,792
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WellCare Health Plans (1)	6,276	1,626
		43,116
Life Sciences Tools & Services 0.9%
Agilent Technologies	55,014	4,216
Thermo Fisher Scientific	33,282	9,694
		13,910
Pharmaceuticals 4.1%
Allergan	15,118	2,544
Bristol-Myers Squibb	66,700	3,383
Elanco Animal Health (1)	191,719	5,098
Eli Lilly	26,656	2,981
Johnson & Johnson	156,291	20,221
Merck	130,293	10,968
Pfizer	450,740	16,195
Zoetis	45,600	5,681
		67,071
Total Health Care		211,382
INDUSTRIALS & BUSINESS SERVICES 9.1%
Aerospace & Defense 2.8%
Boeing	62,042	23,605
L3Harris Technologies	33,270	6,942
Northrop Grumman	23,880	8,950
Textron	84,770	4,150
United Technologies	14,042	1,917
		45,564
Air Freight & Logistics 0.6%
United Parcel Service, Class B	83,144	9,962
		9,962
Airlines 0.6%
Alaska Air Group	35,003	2,272
Delta Air Lines	66,835	3,850
United Airlines Holdings (1)	49,734	4,397
		10,519

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Building Products 0.1%
Fortune Brands Home & Security	34,953	1,912
		1,912
Commercial Services & Supplies 0.3%
Waste Connections	44,309	4,076
		4,076
Industrial Conglomerates 1.9%
General Electric	1,254,322	11,214
Honeywell International	61,209	10,356
Roper Technologies	24,425	8,710
		30,280
Machinery 1.8%
Cummins	9,395	1,528
Flowserve	85,785	4,007
Fortive	115,000	7,884
Illinois Tool Works	10,128	1,585
PACCAR	113,925	7,976
Snap-on	10,211	1,599
Wabtec	57,257	4,115
		28,694
Professional Services 0.3%
CoStar Group (1)	1,576	935
Equifax	11,600	1,632
TransUnion	38,073	3,088
		5,655
Road & Rail 0.7%
JB Hunt Transport Services	47,907	5,301
Kansas City Southern	17,331	2,305
Union Pacific	24,781	4,014
		11,620
Total Industrials & Business Services		148,282

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 22.6%
Communications Equipment 1.5%
Cisco Systems	346,435	17,117
Juniper Networks	80,288	1,987
Motorola Solutions	34,135	5,817
		24,921
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A	87,163	8,411
CDW	15,000	1,849
FLIR Systems	16,947	891
Keysight Technologies (1)	8,591	836
		11,987
IT Services 5.5%
Accenture, Class A	55,732	10,720
Cognizant Technology Solutions, Class A	76,422	4,606
Fidelity National Information Services	74,644	9,910
Fiserv (1)	23,366	2,420
FleetCor Technologies (1)	20,053	5,751
Global Payments	41,008	6,520
Mastercard, Class A	71,087	19,305
PayPal Holdings (1)	45,653	4,729
VeriSign (1)	10,277	1,939
Visa, Class A	141,719	24,377
		90,277
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices	20,251	2,263
Applied Materials	200,656	10,013
Broadcom	25,735	7,105
Lam Research	14,531	3,358
Marvell Technology Group	57,015	1,424
Microchip Technology	58,460	5,431
Micron Technology (1)	251,521	10,778
NVIDIA	75,402	13,125
NXP Semiconductors	21,279	2,322
QUALCOMM	134,591	10,266
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xilinx	13,727	1,316
		67,401
Software 7.1%
Intuit	20,449	5,438
Microsoft	517,009	71,880
Oracle	84,130	4,630
Paycom Software (1)	3,900	817
salesforce. com (1)	101,458	15,060
Symantec	419,794	9,920
Synopsys (1)	29,041	3,986
VMware, Class A	25,367	3,806
		115,537
Technology Hardware, Storage & Peripherals 3.6%
Apple	261,246	58,511
		58,511
Total Information Technology		368,634
MATERIALS 2.5%

Chemicals 2.2%
Air Products & Chemicals	19,242	4,269
Dow	73,310	3,493
DuPont de Nemours	90,720	6,469
International Flavors & Fragrances	9,616	1,180
Linde	57,394	11,118
PPG Industries	27,374	3,244
RPM International	20,903	1,438
Sherwin-Williams	6,095	3,352
Westlake Chemical	20,412	1,338
		35,901
Containers & Packaging 0.3%
Avery Dennison	22,638	2,571
International Paper	32,344	1,353
Packaging Corp. of America	5,083	539

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sealed Air	27,897	1,158
		5,621
Total Materials		41,522
REAL ESTATE 2.3%
EQUITY REAL ESTATE INVESTMENT TRUSTS 2.3%
American Tower, REIT	19,993	4,421
AvalonBay Communities, REIT	20,694	4,456
Crown Castle International, REIT	8,528	1,186
Equinix, REIT	3,428	1,977
Equity Residential, REIT	40,754	3,515
JBG SMITH Properties, REIT	18,016	706
Prologis, REIT	92,177	7,855
Public Storage, REIT	14,093	3,457
Regency Centers, REIT	26,241	1,824
Simon Property Group, REIT	13,304	2,071
SL Green Realty, REIT	18,250	1,492
Vornado Realty Trust, REIT	19,597	1,248
Weyerhaeuser, REIT	127,448	3,530
Total Real Estate		37,738
UTILITIES 3.7%

Electric Utilities 2.2%
Edison International	68,927	5,199
Entergy	41,402	4,859
Eversource Energy	55,167	4,715
NextEra Energy	69,532	16,200
Southern	93,198	5,757
		36,730
Gas Utilities 0.2%
Atmos Energy	21,278	2,423
		2,423
Multi-Utilities 1.1%
CenterPoint Energy	60,500	1,826
NiSource	144,966	4,337

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy	80,587	11,896
		18,059
Water Utilities 0.2%
American Water Works	13,024	1,618
Aqua America	39,065	1,751
		3,369
Total Utilities		60,581
Total Common Stocks (Cost $1,292,682)		1,627,947
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 2.04% (2)(3)	10,331,791	10,332
		10,332
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 2.031%, 11/7/19 (4)	660,000	659
		659
Total Short-Term Investments (Cost $10,990)		10,991

Total Investments in Securities 100.3%
(Cost $1,303,672)		$1,638,938
Other Assets Less Liabilities (0.3)%		(4,657)
Net Assets 100.0%		$1,634,281

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 32 S&P 500 E-Mini Index contracts	12/19	4,766	$(24)
Net payments (receipts) of variation margin to date			42

Variation margin receivable (payable) on open futures contracts			$18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Short-Term Fund		$—		$—	$	—++
T. Rowe Price Treasury Reserve
Fund		—		—		114
Totals	$	—#		$—		$114+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		9/30/19
T. Rowe Price Short-Term
Fund	$—		¤	¤		$—
T. Rowe Price Treasury
Reserve Fund	2,187		¤	¤		10,332
$10,332^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $114 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,332.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund), formerly the Capital Opportunity Fund, Inc., is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,627,947	$ —	$ —	$ 1,627,947
Short-Term Investments	10,332	659	—	10,991
Total Securities	1,638,279	659	—	1,638,938
Futures Contracts	18	—	—	18
Total	$1,638,297	$ 659	$ —	$ 1,638,956